Basis of Accounting - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares
Disclosure of objectives, policies and processes for managing capital [line items]
Name of ultimate parent of group	mCloud
Date of authorisation for issue of financial statements	Aug. 22, 2022
Net loss for the year	$ 44,699,313		$ 34,860,963		$ 27,894,834
Net cash used in operating activities	(28,329,771)		(24,855,800)		(15,988,223)
Working capital deficit	42,108,177	$ 42,108,177
Current borrowings	3,460,109	3,460,109	976,779	$ 976,779
Trade and other current payables	12,421,309	12,421,309	12,924,256	12,924,256
Current lease liabilities	410,674	410,674	835,472	835,472
Accumulated other comprehensive income	1,227,269	1,227,269	1,435,384	1,435,384
Deficit	(128,671,898)	(128,671,898)	(83,909,198)	(83,909,198)
Non-controlling interest	2,495,288	2,495,288	2,293,246	2,293,246
Comprehensive income, attributable to owners of parent	(44,970,815)		(35,398,294)		(28,054,299)
Comprehensive income, attributable to non-controlling interests	$ 202,042		$ 1,746,337		$ 766,767
Loss per share attributable to mCloud shareholders – basic and diluted | $ / shares	$ 3.76		$ 5.01		$ 6.97
Going Concern Assessment [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings, maturity	the repayment of the term loan in full on or before October 31, 2022 (Note 31);
Not later than one year [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Trade and other current payables	$ 12,421,309	12,421,309
Current lease liabilities	1,000,000	1,000,000
Not later than one year [member] | Two Thousand And Nineteen Convertible Debentures [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Current borrowings	23,457,500	23,457,500
Not later than one year [member] | Short-term borrowings [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Current borrowings	11,763,697	11,763,697
Increase (decrease) due to corrections of prior period errors [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Accumulated other comprehensive income	344,729	344,729	$ 234,212	234,212	$ 22,877	$ 22,877
Deficit	1,344,175	1,344,175	1,777,168	1,777,168	1,354,452	1,354,452
Non-controlling interest	999,446	$ 999,446	1,542,956	$ 1,542,956	1,377,329	$ 1,377,329
Comprehensive income, attributable to owners of parent	432,993		422,716		1,354,452
Comprehensive income, attributable to non-controlling interests	$ 432,993		$ 422,716		$ 1,354,452
Loss per share attributable to mCloud shareholders – basic and diluted | $ / shares		$ 0.03		$ 0.06		$ 0.33